Note 11 - Legal Proceedings	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Legal Matters and Contingencies [Text Block]
(
11
)

LEGAL PROCEEDINGS

From time to time we
may
be a party to legal proceedings occ
urring in the ordinary course of business. We are
not
currently involved in any legal proceedings the resolution of which we believe could have a material effect on our business, financial position, results of operations or long-term liquidity.